Consolidated statement of cash flows - RUB (₽) ₽ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before tax		₽ 3,840	₽ 3,107	₽ 6,151
Adjustments to reconcile profit before tax to net cash flows (used in) /generated from operating activities
Depreciation and amortization		796	796	689
Foreign exchange loss/(gain), net		116	923	(1,441)
Interest income, net		(1,016)	(834)	(559)
Bad debt expense		220	215	362
Share-based payments		398	224	88
Impairment of intangible assets		104	878
Other		46	80	36
Operating profit before changes in working capital		4,504	5,389	5,326
(Increase)/decrease in trade and other receivables		(3,683)	(709)	2,248
(Increase)/decrease in other assets		150	(127)	129
Increase in customer accounts and amounts due to banks		898	90	409
Increase/(decrease) in trade and other payables		3,414	1,020	(8,883)
Loans (issued)/repaid from banking operations		(1,888)		40
Cash (used in)/generated from operations		3,395	5,663	(731)
Interest received		1,048	858	716
Interest paid		(70)	(101)	(181)
Income tax paid		(813)	(877)	(811)
Net cash flow (used in)/generated from operating activities		3,560	5,543	(1,007)
Cash flows (used in)/generated from investing activities
Acquisition of joint control companies		(813)
Cash acquired upon /(used in) business combination			(10)	3,181
Net cash inflow/(outflow) on disposal of subsidiaries				(57)
Purchase of property and equipment		(360)	(388)	(88)
Purchase of intangible assets		(819)	(298)	(222)
Loans issued		(376)	(675)	(780)
Repayment of loans issued		316	774	458
Purchase of debt instruments		(1,376)	(549)	(982)
Proceeds from settlement of debt instruments		1,775	1,326	2,046
Net cash (used in)/generated from investing activities		(1,653)	180	3,556
Cash flows (used in)/generated from financing activities
Proceeds from borrowings			2	58
Repayment of borrowings			(4)	(1,252)
Dividends paid to owners of the Group		(2,148)	(4,628)	(699)
Dividends paid to non-controlling shareholders		(12)	(7)
Net cash (used in)/generated from financing activities		(2,160)	(4,637)	(1,893)
Effect of exchange rate changes on cash and cash equivalents		(333)	(1,428)	1,612
Net increase/(decrease) in cash and cash equivalents		(586)	(342)	2,268
Cash and cash equivalents at the beginning of year	[1]	19,021	19,363	17,095
Cash and cash equivalents at the end of year	[1]	₽ 18,435	₽ 19,021	₽ 19,363

[1]	* Cash and cash equivalents at the end of year 2016 and 2017 do not reconcile to Note 15 by 24 and 29 respectively, due to - the amount of cash classified as part of assets held for sale as of December 31, 2016 and 2017.